Segment Reporting (Details) - Schedule of Revenues by Geographic Areas - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
China [Member]
Top 5 Geographic Areas:
Sales Amount	$ 73,744,662	$ 64,787,186	$ 53,130,894
% of Sales	87.45%	84.69%	81.22%
USA [Member]
Top 5 Geographic Areas:
Sales Amount	$ 7,146,478	$ 7,628,332	$ 5,740,265
% of Sales	8.47%	9.97%	8.78%
India [Member]
Top 5 Geographic Areas:
Sales Amount	$ 1,596,243		$ 4,191,611
% of Sales	1.89%		6.41%
Mexico [Member]
Top 5 Geographic Areas:
Sales Amount	$ 577,416
% of Sales	0.68%
Australia [Member]
Top 5 Geographic Areas:
Sales Amount	$ 385,111	$ 1,191,512	$ 546,807
% of Sales	0.46%	1.56%	0.84%
Other foreign countries [Member]
Top 5 Geographic Areas:
Sales Amount	$ 882,390	$ 868,364	$ 6,122,083
% of Sales	1.05%	1.13%	1.96%
TAIWAN
Top 5 Geographic Areas:
Sales Amount		$ 1,296,863
% of Sales		1.70%
Marshall Islands [Member]
Top 5 Geographic Areas:
Sales Amount		$ 730,039
% of Sales		0.95%
Switzerland [Member]
Top 5 Geographic Areas:
Sales Amount			$ 514,951
% of Sales			0.79%